Allowance for Loan Losses - Impaired Financing Receivables - Recorded Investment and Unpaid Principal Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	$ 5,738	$ 6,328
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	6,823	8,463
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	1,747	4,821
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	1,705	5,209
Impaired financing receivables, with an allowance recorded, Related Allowance	386	1,023
Impaired financing receivables, Recorded Investment, Total	7,485	11,149
Impaired financing receivables, Unpaid Principal Balance, Total	8,528	13,672
Impaired financing receivables, Related Allowance, Total	386	1,023
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	851	1,377
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,034	1,504
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	22	927
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	23	1,056
Impaired financing receivables, with an allowance recorded, Related Allowance	23	641
Impaired financing receivables, Recorded Investment, Total	873	2,304
Impaired financing receivables, Unpaid Principal Balance, Total	1,057	2,560
Impaired financing receivables, Related Allowance, Total	23	641
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1,224	2,961
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,343	3,327
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	917	388
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	999	387
Impaired financing receivables, with an allowance recorded, Related Allowance	103	4
Impaired financing receivables, Recorded Investment, Total	2,141	3,349
Impaired financing receivables, Unpaid Principal Balance, Total	2,342	3,714
Impaired financing receivables, Related Allowance, Total	103	4
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1,742	92
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,826	140
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment		2,083
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance		2,287
Impaired financing receivables, with an allowance recorded, Related Allowance		20
Impaired financing receivables, Recorded Investment, Total	1,742	2,175
Impaired financing receivables, Unpaid Principal Balance, Total	1,826	2,427
Impaired financing receivables, Related Allowance, Total		20
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	965	1,893
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,591	3,487
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment	808	1,215
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	683	1,223
Impaired financing receivables, with an allowance recorded, Related Allowance	260	305
Impaired financing receivables, Recorded Investment, Total	1,773	3,108
Impaired financing receivables, Unpaid Principal Balance, Total	2,274	4,710
Impaired financing receivables, Related Allowance, Total	260	305
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	953
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1,026
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, with an allowance recorded, Recorded Investment		208
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance		256
Impaired financing receivables, with an allowance recorded, Related Allowance		53
Impaired financing receivables, Recorded Investment, Total	953	208
Impaired financing receivables, Unpaid Principal Balance, Total	1,026	256
Impaired financing receivables, Related Allowance, Total		53
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	3	5
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	3	5
Impaired financing receivables, with no related allowance recorded, Related Allowance	0	0
Impaired financing receivables, Recorded Investment, Total	3	5
Impaired financing receivables, Unpaid Principal Balance, Total	$ 3	$ 5